Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of remuneration of key management personnel
	Year Ended December 31,
	2022	2021	2020
Professional fees (1)	$307,534	$91,249	$40,491
Salaries (1)	833,717	144,231	-
Share based compensation (2)	3,092,012	6,016,173	1,047,943
	$4,233,263	$6,251,653	$1,088,434
(1)	Represents the professional fees and salaries paid to officers and directors.
(2)	Represents the share based compensation for officers and directors.